Related-Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Subsidiaries

The Company owns 100% of the voting and restricted securities of the entities below, except for certain non-controlling interests as noted.

Name	Jurisdiction of Incorporation

58053 Newfoundland & Labrador Inc.	Newfoundland and Labrador, Canada
59991 Newfoundland & Labrador Ltd.	Newfoundland and Labrador, Canada
3221969 Nova Scotia Company	Nova Scotia, Canada
AIVEK Stantec Limited Partnership*	Newfoundland and Labrador, Canada
Brycon-MWHC Joint Venture*	Unincorporated
Bury – AUS, Inc.	Texas, United States
Bury – DFW, Inc.	Texas, United States
Bury – HOU, Inc.	Texas, United States
Bury – SAN, Inc.	Texas, United States
Bury Holdings, Inc.	Texas, United States
Edwards and Zuck Consulting Engineers, D.P.C.	New York, United States
ENTRAN of Virginia, PLLC	Virginia, United States
FST Engineers, Inc.	New York, United States
Harza International Development Company, LLC	Delaware, United States
Hawksley Consulting Pty Limited	Australia
Houston Airport Alliance*	Unincorporated
International Insurance Group Inc.	Barbados
Montgomery Watson (Bermuda) Ltd.	Bermuda
Montgomery Watson Harza (MWH) Mühendislik ve Müsavirlik Limited Sirketi	Turkey
Mustang Acquisition Holdings Inc.	Delaware, United States
MWH (Fiji) Limited	Fiji
MWH-AGS, Inc. JV*	Unincorporated
MWH Americas Inc. Chile, Limitada	Chile
MWH Americas, A New York Corporation	New York, United States
MWH Architects and Engineers, Inc.	Delaware, United States
MWH Canada, Inc.	Canada
MWH Constructors Canada Ltd.	Canada
MWH Constructors Holding B.V.	Netherlands

*Non-controlling interest

Name	Jurisdiction of Incorporation

MWH Constructors Holdings Limited	Hong Kong
MWH Constructors Israel, Inc.	Delaware, United States
MWH Constructors Nevada, Inc.	Nevada, United States
MWH Constructors NZ	New Zealand
MWH Constructors, Inc.	Delaware, United States
MWH Constructors, Inc. & J.A. Tiberti Construction Co.,Inc.
DBA Nevada Water Solutions Joint Venture*	Unincorporated
MWH Constructors, Inc. & Slayden Construction Group Inc., Joint Venture*	Unincorporated
MWH Consultancy (Malaysia) Sdn Bhd	Malaysia
MWH Consultants (Singapore) Pte Limited	Singapore
MWH DRC S.A.R.L.	Congo
MWH Energy Solutions, Inc.	Delaware, United States
MWH Enterprises, Inc.	Delaware, United States
MWH Environmental Technologies Taiwan Ltd.	Taiwan
MWH Holding B.V.	Netherlands
MWH IFI Limited	Hong Kong
MWH India Private Limited	India
MWH International, Inc.	Delaware, United States
MWH.JHCE JV*	Unincorporated
MWH/Khafra Joint Venture*	Unincorporated
MWH Khonji Bahrain*	Unincorporated
MWH Pakistan (Private) Limited	Pakistan
MWH Panama S.A.	Panama
MWH Peru, S.A.	Peru
MWH Rateware, Inc.	Delaware, United States
MWH Recovery Limited	New Zealand
MWH ResourceNet (India) Private Limited	India
MWH Société anonyme	Belgium
MWH Venezuela C.A.	Venezuela
MWH Venezuela (SA) LLC	Delaware, United States
MWH-WRE*	Unincorporated
R.G. Consulting Group	New Zealand
RDC of Nepal	Cayman Islands
Servicios de Infraestructura SDI C.A.	Venezuela
Slayden Constructors, Inc.	Oregon, United States
Stantec Aircraft Holdings Ltd.	Alberta, Canada
Stantec Argentina S.A.	Argentina
Stantec Asia Limited	Hong Kong
Stantec Australia Pty Ltd	Australia
Stantec B.V.	Netherlands
Stantec Constructors Holding (2017) Limited	United Kingdom
Stantec Consulting (Shanghai) Co., Ltd	China
Stantec Consulting Caribbean Ltd.	Barbados
Stantec Consulting Cayman Islands Ltd.	Cayman Islands
Stantec Consulting International LLC	Arizona, United States
Stantec Consulting International Ltd.	Canada
Stantec Consulting Labrador Ltd.	Newfoundland and Labrador, Canada
Stantec Consulting Ltd./Stantec Experts-conseils ltée	Canada
Stantec Consulting México, S. de R.L. de C.V.	Mexico
Stantec Consulting Michigan Inc.	Michigan, United States
Stantec Consulting Services Inc.	New York, United States
Stantec Delaware II LLC	Delaware, United States
Stantec Delaware III LLC	Delaware, United States

*Non-controlling interest

Name	Jurisdiction of Incorporation

Stantec Delaware IV LLC	Delaware, United States
Stantec Energy & Resources Inc.	Delaware, United States
Stantec Environmental Engineering (Shanghai) Co., Ltd	China
Stantec Europe Limited	United Kingdom
Stantec Farrer Limited	United Kingdom
Stantec Global Capital Limited	United Kingdom
Stantec Holdings (2017) Limited	United Kingdom
Stantec Holdings	New Zealand
Stantec Holdings II Ltd.	Alberta, Canada
Stantec Limited	England and Wales
Stantec New Zealand	New Zealand
Stantec New Zealand International	New Zealand
Stantec Newfoundland & Labrador Ltd.	Newfoundland and Labrador, Canada
Stantec Oceania Limited	United Kingdom
Stantec S.p.A.	Italy
Stantec Technology International Inc.	Delaware, United States
Stantec Treatment Group Limited	United Kingdom
Stantec Treatment Holding Limited	United Kingdom
Stantec Treatment Limited	United Kingdom
Stantec UK Limited	United Kingdom
Stassinu Stantec Limited Partnership*	Newfoundland and Labrador, Canada
Thomas Hawksley Consulting Limited	United Kingdom
UEI Associates, Inc.	Texas, United States
UEI Global I, Inc.	Texas, United States

*Non-controlling interest

Schedule of Structured Entities

The following is a list of structured entities that are consolidated in the Company’s financial statements.

Name	Jurisdiction of Incorporation
Architecture Stantec Québec Ltée	Québec, Canada
Consorcio Stantec Architecture Ltd. y Capitel S.A. Limitada	Chile
Harza Associates of New York PLLC	New York, United States
Montgomery Watson Engineers of New York, P.C.	New York, United States
MWH Architects and Engineers of New York, P.C.	New York, United States
RNL Design, Inc.	Colorado, United States
SHW Group LLC	Michigan, United States
Stantec Architecture and Engineering LLC	Pennsylvania, United States
Stantec Architecture and Engineering P.C.	Massachusetts, United States
Stantec Architecture Inc.	North Carolina, United States
Stantec Architecture Ltd.	Canada
Stantec Connecticut Inc.	Connecticut, United States
Stantec Engineering (Puerto Rico) P.S.C.	Puerto Rico
Stantec Geomatics Ltd.	Alberta, Canada
Stantec International Inc.	Pennsylvania, United States
Stantec Land Surveying Ltd.	British Columbia, Canada
Stantec Planning and Landscape Architecture P.C.	Maine, United States
Stantec Planning and Landscape Architecture P.C.	New York, United States
VOA+BBA Design Partnership, L.L.C.	Louisiana, United States
VOA-Ellerbe Becket, LLC	Florida, United States

Summary of Joint Operations

The Company also conducts its business through the following significant joint operations, which primarily provide construction services.

Name	Ownership Interests	Jurisdiction
Balfour Beatty MWH Joint Venture (The Advance JV)	50%	United Kingdom
Costain MWH Delivery Partner	50%	United Kingdom
Efficient Service Delivery	33%	United Kingdom
MBV Energy Recovery	50%	United Kingdom
MWH Constructors, Israel, Inc. Shikun and Binui - Solei Boneh Infrastructure, Ltd., Joint Venture	50%	Israel
MWHT Costain Joint Venture	50%	United Kingdom
Skanska MWH Balfour Beatty Joint Venture	33%	United Kingdom

Schedule of Transactions With Related Parties

The following table provides the total dollar amount for transactions that have been entered into with related parties.

	For the year ended December 31, 2017			For the year ended December 31, 2016
			Amounts Owed			Amounts Owed
	Sales to	Distributions	by Related	Sales to	Distributions	by Related
	Related Parties	Paid	Parties	Related Parties	Paid	Parties
	$	$	$	$	$	$

Joint ventures	40.6	1.3	11.1	41.5	0.3	28.1
Associates	10.2	0.7	0.8	11.9	0.5	2.4

Schedule of Compensation of Key Management Personnel and Directors of the Company

Compensation of key management personnel and directors of the Company

		For the year ended
		December 31

		2017	2016
	Note	$	$

Salaries and other short-term employment benefits		11.3	12.3
Directors’ fees		0.8	1.0
Share-based compensation	25	4.0	3.2

Total compensation		16.1	16.5